Other intangible assets	12 Months Ended
Dec. 31, 2014
Other intangible assets
21 Other intangible assets
end of	2014			2013
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(24)	3	25	(21)	4
Client relationships	201	(92)	109	222	(106)	116
Other	11	(3)	8	7	(1)	6
Total amortizing other intangible assets	239	(119)	120	254	(128)	126
Non-amortizing other intangible assets	129	–	129	84	–	84
of which mortgage servicing rights, at fair value	70	–	70	42	–	42
Total other intangible assets	368	(119)	249	338	(128)	210
Additional information
in	2014	2013	2012
Aggregate amortization and impairment (CHF million)
Aggregate amortization	22	24	28
Impairment	1	8	7
of which related to discontinued operations	0	7	0
Estimated amortization
Estimated amortization (CHF million)
2015	23
2016	22
2017	22
2018	22
2019	5

Bank
Other intangible assets
20 Other intangible assets
end of	2014			2013
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(24)	3	25	(21)	4
Client relationships	201	(92)	109	222	(106)	116
Other	11	(3)	8	7	(1)	6
Total amortizing other intangible assets	239	(119)	120	254	(128)	126
Non-amortizing other intangible assets	129	–	129	84	–	84
of which mortgage servicing rights, at fair value	70	–	70	42	–	42
Total other intangible assets	368	(119)	249	338	(128)	210
Additional information
in	2014	2013	2012
Aggregate amortization and impairment (CHF million)
Aggregate amortization	22	24	28
Impairment	1	8	0
of which related to discontinued operations	0	7	0
Estimated amortization
Estimated amortization (CHF million)
2015	23
2016	22
2017	22
2018	22
2019	5
> Refer to “Note 21 – Other intangible assets” in V – Consolidated financial statements – Credit Suisse Group for further information.